Income Taxes - Movement in valuation allowance (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Taxes
Balance at beginning of the period	$ 1,003,893	$ 874,235
Additions	(69,429)	129,658
Balance at ending of the period	$ 934,464	$ 1,003,893